Investment in Equity Investees (Details) - USD ($)			12 Months Ended
	Jul. 08, 2025	May 15, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment in Equity Investees [Line items]
Cash consideration	$ 350,000		$ 350,000
Carlico [Member]
Investment in Equity Investees [Line items]
Equity interests		35.00%
Recognized impairment losses			2,741,115
RGSB [Member]
Investment in Equity Investees [Line items]
Equity interests	35.00%
Recognized impairment losses			$ 342,363